Other Operating Gains (Losses), Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other operating income (expense) [text block] [Abstract]
Schedule of other operating gains (losses), net
For the years ended December 31,	2021	2020	2019
Loss on disposal of assets	$(848)	$(215)	$(862)
C-band clearing proceeds	108,463	—	—
Other operating gains (losses), net	$107,615	$(215)	$(862)